Business Combination and Control Obtained by a Related Party - Schedule of Preliminary Purchase Price Allocation for the Acquisition (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Assets acquired
Cash	$ 253,214
Accounts receivable	9,546
Property and equipment	7,614	$ 1,810,558
Other Assets	52,068
Liabilities
Accounts payable	(358,690)
Deferred revenue	(1,426)
Total fair value of net liabilities assumed	(37,674)
Fair value of total purchase consideration	18,940,516
Add: Net liabilities assumed	37,674
Intangible assets	$ 18,978,190